Expense Example {- Fidelity Conservative Income Municipal Bond Fund} - 12.31 Fidelity Conservative Income Municipal Bond Fund Institutional Class PRO-10 - Fidelity Conservative Income Municipal Bond Fund - Institutional Class
Mar. 01, 2021 USD ($)
Expense Example:
1 year	$ 26
3 years	99
5 years	183
10 years	$ 430